Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) - Foreign Exchange Rate Risk [Member]	12 Months Ended
Oct. 31, 2024 USD ($)
Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) [Line Items]
Cash and cash equivalents	$ 137,666
Amounts receivable	49,038
Accounts payable and accrued liabilities	(192,971)
Due to related parties	(38,962)
Total foreign currency financial assets and liabilities	(45,229)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (4,523)